Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.	Basis of Presentation and General information:

Toro Corp. (“Toro”) was formed on July 29, 2022 as a wholly owned subsidiary of Castor Maritime Inc. (“Castor”, or the “Former Parent Company”) under the laws of the Republic of the Marshall Islands under the name Tankco Shipping Inc. and changed its name to Toro Corp. on September 29, 2022. On March 7, 2023 (the “Distribution Date”), Castor completed the Spin-Off (as defined herein) of Toro based on the terms approved by the independent disinterested directors of Castor following the recommendation of its special committee of independent disinterested directors. In the Spin-Off, Castor separated its tanker fleet from its dry bulk and container fleet by, among other actions, contributing to Toro its interest in the subsidiaries comprising its tanker fleet, each owning one tanker vessel and Elektra Shipping Co. (the “Toro Subsidiaries”) in exchange for (i) 9,461,009 common shares of Toro, (ii) the issuance to Castor of 140,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Toro (the “Series A Preferred Shares”) having a stated amount of $1,000 per share and a par value of $0.001 per share and (iii) the issuance at par to Pelagos Holdings Corp, a company controlled by Toro’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share (the “Series B Preferred Shares”). Toro’s common shares were distributed on March 7, 2023 pro rata to the shareholders of record of Castor as of February 22, 2023 at a ratio of one Toro common share for every ten Castor common shares. The foregoing transactions are referred to collectively herein as the “Spin-Off”. Toro began trading on the Nasdaq Capital Market (“Nasdaq”), under the symbol “TORO”, in March 2023.

The Spin-off has been accounted for as a transfer of business among entities under common control. Accordingly, these accompanying consolidated financial statements of the Company have been presented as if the Toro Subsidiaries were consolidated subsidiaries of the Company for all periods presented and using the historical carrying costs of the assets and the liabilities of the Toro Subsidiaries, from their dates of incorporation. As a result, the accompanying consolidated financial statements include the accounts of Toro and its wholly owned subsidiaries (collectively, the “Company”).

On April 14, 2025 (the “Robin Distribution Date”), the Company contributed (a) the subsidiaries constituting the Company’s Handysize tanker segment and (b) $10.4 million in cash to the Company’s wholly owned subsidiary, Robin Energy Ltd. (“Robin”) as a capital contribution, in exchange for (i) the issuance by Robin to Toro of all 2,386,732 of Robin’s issued and outstanding common shares, and 2,000,000 1.00% Series A fixed rate cumulative perpetual convertible preferred shares of Robin, having a stated amount of $25 and a par value of $0.001 per share and (ii) the issuance of 40,000 Series B preferred shares of Robin, par value $0.001 per share, to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer. On the same day, the Company distributed all then issued and outstanding shares of Robin to its common shareholders of record as of April 7, 2025, on a pro rata basis (such transactions collectively, the “Robin Spin-Off”). For further details regarding the Robin Spin-Off, please refer to Note 1 of the consolidated financial statements in the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2025, filed with the SEC on April 15, 2026 (the “2025 Annual Report”).

As of June 30, 2026, the Company was engaged in the worldwide transportation of refined petroleum products and liquefied petroleum gas through its vessel-owning subsidiaries.

As a result of the sale of the M/T Wonder Sirius on January 24, 2024, the Company no longer has any Aframax/LR2 vessels. The results of operations and cash flows of the Aframax/LR2 tanker segment, as well as its assets and liabilities, are reported as discontinued operations for all periods presented (Note 3).

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by Toro’s Chairman and Chief Executive Officer, Petros Panagiotidis, provides commercial ship management services, ship management and chartering services to the vessels owned by the Company’s vessel-owning subsidiaries. Such services are provided through subcontracting agreements with unrelated third-party managers, entered into with the Company’s consent, for the Company’s vessels. Castor Ships subcontracted the technical management of all the Company’s vessels to third-party ship management companies, except for the LPG Dream Syrax, for which Castor Ships provided the technical management from November 5, 2024 until its sale on September 3, 2025, the M/T Wonder Maia and the M/T Wonder Altair for which Castor Ships has provided the technical management since September 29, 2025, and February 8, 2026, respectively. As a part of the Spin-Off, the Company entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Master Management Agreement previously in place for its vessels. The vessel management agreements with Castor Ships previously entered into for each of the vessels by the applicable vessel-owning subsidiary remain in effect for each such vessel.

As of June 30, 2026, Toro had 18 wholly owned subsidiaries incorporated in the Republic of the Marshall Islands.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the 2025 Annual Report.

The accompanying interim condensed consolidated financial statements are unaudited and include all normal recurring adjustments that management considers necessary for a fair presentation of its condensed consolidated financial position and results of operations for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the entire year.